Corporate debt	3 Months Ended
Mar. 31, 2018
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt

The breakdown of the corporate debt as of March 31, 2018 and December 31, 2017 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	583,559	574,176
Current	73,762	68,907
Total Corporate Debt	657,321	643,083

The repayment schedule for the corporate debt as of March 31, 2018 is as follows:

	Remainder of 2018	Between January and March 2019	Between April and December 2019	2020	2021	2022	Subsequent years	Total
Credit Facility Tranche A	53,846	-	-	-	-	-	-	53,846
Note Issuance Facility	103	-	-	-	-	110,385	219,569	330,057
2017 Credit Facility	12,277	-	-	-	-	-	-	12,277
2019 Notes	7,536	-	253,605	-	-	-	-	261,141
Total	73,762	-	253,605	-	-	110,385	219,569	657,321

On November 17, 2014, the Company issued the Senior Notes due 2019 in an aggregate principal amount of $255,000 thousand (the “2019 Notes”). The 2019 Notes accrue annual interest of 7.00% payable semi-annually beginning on May 15, 2015 until their maturity date of November 15, 2019.

On December 3, 2014, the Company entered into a credit facility of up to $125,000 thousand with Banco Santander, S.A., Bank of America, N.A., Citigroup Global Markets Limited, HSBC Bank plc and RBC Capital Markets, as joint lead arrangers and joint bookrunners (the “Credit Facility Tranche A”). On December 22, 2014, the Company drew down $125,000 thousand under the Credit Facility Tranche A. Loans accrue interest at a rate per annum equal to: (A) for Eurodollar rate loans, LIBOR plus 2.75% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus 1/2 of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus 1.75%. The interest rate on the Credit Facility Tranche A is fully hedged by an interest rate swap contracted with HSBC Bank with maturity date December 24, 2018, resulting in the Company paying a net fixed interest rate of 4.7%. Loans under the Credit Facility Tranche A will mature in December 2018. Loans prepaid by the Company may be reborrowed. The Credit Facility Tranche A is secured by pledges of the shares of the guarantors which the Company owns.
$8,000 thousand of the loans under the Credit Facility Tranche A were partially repaid on September 25, 2017 and for $63,000 thousand on December 27, 2017. As of December 31, 2017, the remaining $54,000 of nominal of the Tranche A were classified as Current, as its maturity is in December 2018.

On February 10, 2017, the Company issued Senior Notes due 2022, 2023, 2024 (the “Note Issuance Facility”), in an aggregate principal amount of €275,000 thousand. The 2022 to 2024 Notes accrue annual interest, equal to the sum of (i) EURIBOR plus (ii) 4.90%, as determined by the Agent. Interest on the Notes will be payable in cash quarterly in arrears on each interest payment date. The Company will make each interest payment to the holders of record on each interest payment date. The interest rate on the Note Issuance Facility is fully hedged by two interest rate swaps contracted with Jefferies Financial Services, Inc. with effective date March 31, 2017 and maturity date December 31, 2022, resulting in the Company paying a net fixed interest rate of 5.5% on the Note Issuance Facility. Changes in fair value of these interest rate swaps have been recorded in the consolidated income statement. The Note Issuance Facility is a € denominated liability for which the Company applies net investment hedge accounting. When converted to US$ at US$/€ closing exchange rate, it contributes to reduce the impact in translation difference reserves generated in the equity of these consolidated financial statements by the conversion of the net assets of the Spanish solar assets into US$.

On July 20, 2017, the Company signed a credit facility (the “Credit Facility 2017”) for up to €10 million, approximately $12.3 million, which is available in euros or US dollars. Amounts drawn accrue interest at a rate per year equal to EURIBOR plus 2.25% or LIBOR plus 2.25%, depending on the currency. The credit facility has a maturity date of July 20, 2018. As of December 31, 2017, the Company drew down the credit facility in full and used the entire proceeds to prepay a part of the Tranche A of the Credit Facility.

Current corporate debt corresponds to the accrued interest on the Notes, to the outstanding amount of the Tranche A and to the amount of the Credit Facility obtained in July 2017.